Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Land, furniture and equipment:
Beginning balance	$ 504,385
Ending balance	184,590	$ 504,385
Land
Land, furniture and equipment:
Beginning balance	302,323	302,323
Foreign currency translation	(35)
Disposals transfers	(302,049)
Ending balance	239	302,323
Furniture equipment
Land, furniture and equipment:
Beginning balance	117,062	110,620
Foreign currency translation	131	515
Additions	6,201	5,927
Disposals transfers	(2,029)
Ending balance	121,365	117,062
Machinery
Land, furniture and equipment:
Beginning balance	143,618	106,843
Foreign currency translation	3,916	4,013
Additions	11,515	32,762
Ending balance	159,049	143,618
Computer equipment
Land, furniture and equipment:
Beginning balance	71,571	52,973
Foreign currency translation	2,303	931
Additions	12,806	17,667
Ending balance	86,680	71,571
Transportation equipment
Land, furniture and equipment:
Beginning balance	33,269	30,318
Foreign currency translation	917	1,420
Additions	1,882	1,531
Ending balance	36,068	33,269
Improvements to leased premises [Member]
Land, furniture and equipment:
Beginning balance	63,450	59,158
Foreign currency translation	1,943	569
Additions	19,268	3,723
Disposals transfers	(1,173)
Ending balance	83,488	63,450
Gross carrying amount
Land, furniture and equipment:
Beginning balance	504,385	520,623
Foreign currency translation	9,932	7,047
Additions	(26,381)	(23,285)
Disposals transfers	(303,346)
Ending balance	184,590	504,385
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(226,908)	(141,612)
Foreign currency translation	757	(401)
Additions	(78,053)	(84,895)
Disposals transfers	1,905
Ending balance	$ (302,299)	$ (226,908)